Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Funded Status [Table Text Block]
We sponsor numerous defined benefit and defined contribution pension and other post-retirement benefit plans, primarily retiree health care, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation, January 1	$4,670	$4,456	$5,835	$5,275	$1,007	$1,006
Service cost	112	108	83	78	9	8
Interest cost	282	328	270	284	42	47
Plan participants' contributions	—	—	9	10	19	33
Actuarial loss	480	403	537	513	18	26
Currency exchange rate changes	—	—	232	(85)	4	(3)
Curtailments	—	—	(1)	—	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	(2)	(2)	(1)	7	(7)	(4)
Benefit Obligation, December 31	$5,033	$4,670	$6,708	$5,835	$989	$1,007
Change in Plan Assets:
Fair value of plan assets, January 1	$3,393	$3,202	$4,884	$4,738	$—	$—
Actual return on plan assets	358	406	434	288	—	—
Employer contribution	331	408	163	148	84	73
Plan participants' contributions	—	—	9	10	19	33
Currency exchange rate changes	—	—	197	(57)	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	—	—	—	4	—	—
Fair Value of Plan Assets, December 31	$3,573	$3,393	$5,431	$4,884	$—	$—

Net Funded Status at December 31(1)	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$—	$—	$35	$76	$—	$—
Accrued compensation and benefit costs	(23)	(22)	(25)	(23)	(80)	(82)
Pension and other benefit liabilities	(1,437)	(1,255)	(1,287)	(1,004)	—	—
Post-retirement medical benefits	—	—	—	—	(909)	(925)
Net Amounts Recognized	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

 _____________________________

(1)	Includes under-funded and non-funded plans.

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Benefit plans pre-tax amounts recognized in AOCL at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Net actuarial loss	$1,255	$963	$2,013	$1,589	$97	$70
Prior service (credit) cost	(17)	(38)	—	1	(128)	(163)
Total Pre-tax Loss (Gain)	$1,238	$925	$2,013	$1,590	$(31)	$(93)
Accumulated Benefit Obligation	$5,027	$4,617	$6,359	$5,517

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2012
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,679	$5,997	$355	$527	$5,034	$6,524	$11,558
Accumulated benefit obligation	4,672	5,686	355	520	5,027	6,206	11,233
Fair value of plan assets	3,574	5,213	—	—	3,574	5,213	8,787

	December 31, 2011
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,342	$4,391	$327	$445	$4,669	$4,836	$9,505
Accumulated benefit obligation	4,291	4,127	326	434	4,617	4,561	9,178
Fair value of plan assets	3,393	3,811	—	—	3,393	3,811	7,204

Defined Benefit Pension Assets and Obligations by Geography [Table Text Block]
Our pension plan assets and benefit obligations at December 31, 2012 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.6	$4.6	$(1.0)
U.S. unfunded	—	0.4	(0.4)
Total U.S.	$3.6	$5.0	$(1.4)
U.K.	3.4	3.7	(0.3)
Canada	0.7	1.0	(0.3)
Other funded	1.3	1.5	(0.2)
Other unfunded	—	0.5	(0.5)
Total	$9.0	$11.7	$(2.7)

Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations [Table Text Block]
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Pension Benefits
	Year Ended December 31,
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$112	$108	$109	$83	$78	$69
Interest cost(1)	282	328	310	270	284	265
Expected return on plan assets(2)	(306)	(337)	(296)	(307)	(310)	(274)
Recognized net actuarial loss	53	33	40	53	39	31
Amortization of prior service credit	(23)	(23)	(23)	—	—	1
Recognized settlement loss	82	80	72	1	4	—
Recognized curtailment gain	—	(107)	—	—	—	—
Defined Benefit Plans	200	82	212	100	95	92
Defined contribution plans	28	31	25	35	35	26
Net Periodic Benefit Cost	228	113	237	135	130	118

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	427	334	8	416	518	190
Prior service credit	(2)	(2)	(17)	(1)	—	(2)
Amortization of net actuarial loss	(135)	(113)	(112)	(54)	(40)	(31)
Amortization of net prior service credit	23	23	23	—	—	(1)
Curtailment gain - recognition of net prior service credit	—	107	—	—	—	—
Total Recognized in Other Comprehensive Income	313	349	(98)	361	478	156
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$541	$462	$139	$496	$608	$274
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

	Retiree Health
	Year Ended December 31,
	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$9	$8	$8
Interest cost	42	47	54
Recognized net actuarial loss	1	—	—
Amortization of prior service credit	(41)	(41)	(30)
Net periodic benefit cost	11	14	32

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	18	25	13
Prior service credit	(6)	(3)	(86)
Amortization of net actuarial loss	(1)	—	—
Amortization of net prior service credit	41	41	30
Total recognized in Other Comprehensive Income	52	63	(43)
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$63	$77	$(11)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tables presents the defined benefit plans assets measured at fair value and the basis for that measurement:

	December 31, 2012
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$48	$—	$—	$48	1%
Equity Securities:
U.S. large cap	411	10	—	421	12%
Xerox common stock	99	—	—	99	3%
U.S. mid cap	79	—	—	79	2%
U.S. small cap	67	28	—	95	3%
International developed	133	205	—	338	9%
Emerging markets	282	67	—	349	10%
Global equity	2	6	—	8	—%
Total Equity Securities	1,073	316	—	1,389	39%
Debt Securities:
U.S. treasury securities	—	367	—	367	10%
Debt security issued by government agency	—	153	—	153	4%
Corporate Bonds	—	1,080	—	1,080	31%
Asset backed securities	—	11	—	11	—%
Total Debt Securities	—	1,611	—	1,611	45%
Derivatives:
Interest rate contracts	—	15	—	15	—%
Foreign exchange contracts	(2)	—	—	(2)	—%
Equity contracts	5	—	—	5	—%
Credit contracts	—	(1)	—	(1)	—%
Total Derivatives	3	14	—	17	—%
Real estate	59	46	58	163	5%
Private equity/Venture capital	—	—	300	300	8%
Other(1)	12	33	—	45	2%
Total Defined Benefit Plans Assets	$1,195	$2,020	$358	$3,573	100%

(1)	Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2012
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$500	$—	$—	$500	9%
Equity Securities:
U.S. large cap	204	50	—	254	5%
U.S. mid cap	14	—	—	14	—%
U.S. small cap	30	1	—	31	1%
International developed	1,107	174	—	1,281	24%
Emerging markets	322	76	—	398	7%
Global equity	5	12	—	17	—%
Total Equity Securities	1,682	313	—	1,995	37%
Debt Securities:
U.S. treasury securities	1	19	—	20	—%
Debt security issued by government agency	35	1,253	—	1,288	24%
Corporate bonds	150	753	—	903	17%
Asset backed securities	3	31	—	34	1%
Total Debt Securities	189	2,056	—	2,245	42%
Common/Collective trust	2	—	—	2	—%
Derivatives:
Interest rate contracts	—	74	—	74	1%
Foreign exchange contracts	9	8	—	17	—%
Other contracts	69	—	—	69	1%
Total Derivatives	78	82	—	160	2%
Hedge funds	—	—	3	3	—%
Real estate	19	35	332	386	7%
Guaranteed insurance contracts	—	—	131	131	3%
Other(1)	13	(4)	—	9	—%
Total Defined Benefit Plans Assets	$2,483	$2,482	$466	$5,431	100%

(1)	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$198	$—	$—	$198	6%
Equity Securities:
U.S. large cap	366	7	—	373	11%
Xerox common stock	50	—	—	50	2%
U.S. mid cap	69	—	—	69	2%
U.S. small cap	56	89	—	145	4%
International developed	162	327	—	489	15%
Emerging markets	117	—	—	117	3%
Total Equity Securities	820	423	—	1,243	37%
Debt Securities:
U.S. treasury securities	4	393	—	397	12%
Debt security issued by government agency	—	180	—	180	5%
Corporate bonds	6	875	—	881	26%
Asset backed securities	—	10	—	10	—%
Total Debt Securities	10	1,458	—	1,468	43%
Derivatives:
Interest rate contracts	18	13	—	31	1%
Foreign exchange contracts	8	—	—	8	—%
Equity contracts	23	—	—	23	1%
Total Derivatives	49	13	—	62	2%
Real estate	45	35	72	152	5%
Private equity/Venture capital	—	—	318	318	9%
Other(1)	(62)	14	—	(48)	(2)%
Total Defined Benefit Plans Assets	$1,060	$1,943	$390	$3,393	100%

(1)	Other Level 1 assets include net non-financial liabilities of $62 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$380	$—	$—	$380	8%
Equity Securities:
U.S. large cap	145	43	—	188	4%
U.S. mid cap	21	—	—	21	—%
U.S. small cap	27	—	—	27	1%
International developed	1,047	154	—	1,201	25%
Emerging markets	180	54	—	234	5%
Global equity	7	17	—	24	—%
Total Equity Securities	1,427	268	—	1,695	35%
Debt Securities:
U.S. treasury securities	5	23	—	28	1%
Debt security issued by government agency	64	1,227	—	1,291	26%
Corporate bonds	144	595	—	739	15%
Asset backed securities	2	51	—	53	1%
Total Debt Securities	215	1,896	—	2,111	43%
Common/Collective trust	3	—	—	3	—%
Derivatives:
Interest rate contracts	—	90	—	90	2%
Foreign exchange contracts	6	(1)	—	5	—%
Other contracts	64	—	—	64	1%
Total Derivatives	70	89	—	159	3%
Hedge funds	—	—	3	3	—%
Real estate	22	97	280	399	8%
Guaranteed insurance contracts	—	—	116	116	3%
Other(1)	14	4	—	18	—%
Total Defined Benefit Plans Assets	$2,131	$2,354	$399	$4,884	100%

(1)	Other Level 1 assets include net non-financial assets of $8 such as due to/from broker, interest receivables and accrued expenses.

The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Lev

Pension, Defined Benefit Plans Assets Measured Using Level 3 [Table Text Block]
The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Total
Balance at December 31, 2010	$69	$307	$376
Purchases	2	30	32
Sales	(6)	(61)	(67)
Realized gains (losses)	—	46	46
Unrealized gains (losses)	6	(4)	2
Other	1	—	1
Balance at December 31, 2011	72	318	390
Purchases	1	20	21
Sales	(11)	(48)	(59)
Realized gains (losses)	1	36	37
Unrealized gains (losses)	(5)	(26)	(31)
Balance at December 31, 2012	$58	$300	$358

	Non-U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Guaranteed Insurance Contracts	Hedge Funds	Total
Balance at December 31, 2010	$206	$97	$3	$306
Purchases	67	3	—	70
Sales	—	(3)	(1)	(4)
Net transfers in from Level 1	2	12	—	14
Net transfers in from Level 2	—	9	—	9
Realized gains (losses)	—	(1)	—	(1)
Unrealized gains (losses)	12	(4)	—	8
Currency translation	(4)	(3)	—	(7)
Other	(3)	6	1	4
Balance at December 31, 2011	280	116	3	399
Purchases	13	15	—	28
Sales	(21)	(7)	—	(28)
Net transfers in from Level 2	69	—	—	69
Realized gains (losses)	1	4	—	5
Unrealized gains (losses)	(25)	(1)	—	(26)
Currency translation	15	4	—	19
Balance at December 31, 2012	$332	$131	$3	$466

Schedule of Allocation of Plan Assets [Table Text Block]
he target asset allocations for our worldwide defined benefit pension plans were:

	2012		2011
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity investments	41%	40%	41%	41%
Fixed income investments	43%	47%	43%	46%
Real estate	5%	9%	5%	9%
Private equity	9%	—%	9%	—%
Other	2%	4%	2%	4%
Total Investment Strategy	100%	100%	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits
	U.S.	Non-U.S.	Total	Retiree Health
2013	$483	$248	$731	$80
2014	445	251	696	80
2015	402	261	663	79
2016	370	274	644	77
2017	348	280	628	75
Years 2018-2022	1,425	1,550	2,975	339

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits
	2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%

	Retiree Health
	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits
	2013		2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%	5.7%	5.7%
Expected return on plan assets	7.8%	6.1%	7.8%	6.2%	8.3%	6.6%	8.3%	6.6%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%	3.5%	3.6%

	Retiree Health
	2013	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%	5.4%
_____________________________

Note: Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded. Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

As

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates were as follows:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$3	$(3)
Effect on post-retirement benefit obligation	62	54